Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2019
Liability in Respect of Government Grants [Abstract]
Schedule of liability in respect of government grants
	2018	2019
	Thousands USD	Thousands USD
Balance as of January 1	1,171	1,445
Amounts received during the year	121	121
Payment of royalties	(70)	(185)
Amounts recognized as an offset from research and development expenses	(42)	(49)
Revaluation of the liability	265	(57)
Balance as of December 31	1,445	1,275

Current maturities in respect of government grants	550	231

Long term liability in respect of government grants	895	1,044